Accounts receivable	6 Months Ended
Jun. 30, 2020
Accounts receivable
Accounts receivable

6.Accounts receivable

The roll-forward of the allowance for credit losses related to accounts receivable for the six months ended June 30, 2020 consists of the following activity:

Allowance for
Credit Losses
$
Balance as of December 31, 2019	—
Current period provision for expected credit losses	2
Amounts written-off	—
Recoveries of amounts previously written-off	—
Balance as of June 30, 2020	2

The Group did not have any allowance for credit losses for the six months ended June 30, 2019.